Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per Share
Schedule of Earnings per share

	Year Ended December 31,
	2021	2020	2019
Loss per share before and after dilution
Net loss for the year attributable to equity holders of the Parent Company	(500,293)	(433,494)	(32,578)
Weighted-average number of common shares outstanding	50,829,255	44,873,448	36,940,587
Loss per share before and after dilution	(9.84)	(9.66)	(0.88)